SEGMENT FINANCIAL INFORMATION - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues:
Finance Charges	$ 266,963,826		$ 236,651,728		$ 213,087,060
Insurance Income	39,819,600		35,715,515		34,291,064
OTHER REVENUE	6,831,179		6,921,120		5,419,562
Revenues	339,000,000	[1]	304,000,000	[2]	275,000,000	[3]
Expenses:
Interest Cost	27,847,504		23,190,221		21,203,373
Provision for Credit Losses	84,287,916		42,183,163		56,689,484
Other Expense	57,173,463		49,173,951		45,257,347
Expenses	189,079,500		175,568,313		162,510,243
INCOME BEFORE INCOME TAXES	20,577,531		45,804,400		19,277,069
Division Assets:
Net Receivables	800,275,715		750,848,322
Cash	49,652,729		33,060,390
Net Fixed Assets	13,111,394		12,265,626
Other Assets	77,185,970		65,404,868
TOTAL ASSETS	1,162,924,256		1,118,221,935		1,014,000,000
Revenues:
Consolidated Revenues	339,000,000	[1]	304,000,000	[2]	275,000,000	[3]
Net Income:
Consolidated Income Before Income Taxes	20,577,531		45,804,400		19,277,069
Assets:
Consolidated Assets	1,162,924,256		1,118,221,935		1,014,000,000
Operating Segments
Revenues:
Finance Charges	267,000,000		237,000,000		214,000,000
Insurance Income	48,000,000		43,000,000		40,000,000
OTHER REVENUE	6,000,000		7,000,000		6,000,000
Revenues	321,000,000		287,000,000		260,000,000
Expenses:
Interest Cost	28,000,000		22,000,000		22,000,000
Provision for Credit Losses	76,000,000		43,000,000		47,000,000
Depreciation	2,000,000		2,000,000		4,000,000
Other Expense	109,000,000		102,000,000		98,000,000
Expenses	215,000,000		169,000,000		171,000,000
INCOME BEFORE INCOME TAXES	106,000,000		118,000,000		89,000,000
Division Assets:
Net Receivables	911,000,000		856,000,000		759,000,000
Cash	8,000,000		5,000,000		5,000,000
Net Fixed Assets	9,000,000		8,000,000		9,000,000
Other Assets	31,000,000		36,000,000		34,000,000
TOTAL ASSETS	959,000,000		905,000,000		807,000,000
Revenues:
Consolidated Revenues	321,000,000		287,000,000		260,000,000
Net Income:
Consolidated Income Before Income Taxes	106,000,000		118,000,000		89,000,000
Assets:
Consolidated Assets	959,000,000		905,000,000		807,000,000
Corporate, Non-Segment | Cash and cash equivalents held at corporate level
Division Assets:
TOTAL ASSETS	58,000,000		36,000,000		64,000,000
Assets:
Consolidated Assets	58,000,000		36,000,000		64,000,000
Corporate, Non-Segment | Loans held at corporate level
Division Assets:
TOTAL ASSETS	2,000,000		2,000,000		2,000,000
Assets:
Consolidated Assets	2,000,000		2,000,000		2,000,000
Corporate, Non-Segment | Unearned insurance at corporate level
Division Assets:
TOTAL ASSETS	(37,000,000)		(39,000,000)		(34,000,000)
Assets:
Consolidated Assets	(37,000,000)		(39,000,000)		(34,000,000)
Corporate, Non-Segment | Allowance for loan losses at corporate level
Division Assets:
TOTAL ASSETS	(75,000,000)		(67,000,000)		(66,000,000)
Assets:
Consolidated Assets	(75,000,000)		(67,000,000)		(66,000,000)
Corporate, Non-Segment | Investment securities at corporate level
Division Assets:
TOTAL ASSETS	220,000,000		262,000,000		221,000,000
Assets:
Consolidated Assets	220,000,000		262,000,000		221,000,000
Corporate, Non-Segment | Fixed assets at corporate level
Division Assets:
TOTAL ASSETS	4,000,000		5,000,000		5,000,000
Assets:
Consolidated Assets	4,000,000		5,000,000		5,000,000
Corporate, Non-Segment | Other assets at corporate level
Division Assets:
TOTAL ASSETS	32,000,000		14,000,000		15,000,000
Assets:
Consolidated Assets	32,000,000		14,000,000		15,000,000
Corporate, Non-Segment | Interest Income
Expenses:
INCOME BEFORE INCOME TAXES	(103,000,000)		(92,000,000)		(87,000,000)
Net Income:
Consolidated Income Before Income Taxes	(103,000,000)		(92,000,000)		(87,000,000)
Corporate, Non-Segment | Investment Income
Revenues:
Revenues	8,000,000		8,000,000		7,000,000
Expenses:
INCOME BEFORE INCOME TAXES	18,000,000		20,000,000		17,000,000
Revenues:
Consolidated Revenues	8,000,000		8,000,000		7,000,000
Net Income:
Consolidated Income Before Income Taxes	18,000,000		20,000,000		17,000,000
Segment Reconciling Items | Timing Difference of Insurance Income Allocation
Revenues:
Revenues	10,000,000		9,000,000		8,000,000
Revenues:
Consolidated Revenues	10,000,000		9,000,000		8,000,000
Division I | Operating Segments
Revenues:
Finance Charges	38,000,000		35,000,000		33,000,000
Insurance Income	6,000,000		5,000,000		5,000,000
OTHER REVENUE	0		0		0
Revenues	44,000,000		40,000,000		38,000,000
Expenses:
Interest Cost	4,000,000		3,000,000		3,000,000
Provision for Credit Losses	12,000,000		8,000,000		9,000,000
Depreciation	0		0		0
Other Expense	14,000,000		14,000,000		14,000,000
Expenses	30,000,000		25,000,000		26,000,000
INCOME BEFORE INCOME TAXES	14,000,000		15,000,000		12,000,000
Division Assets:
Net Receivables	118,000,000		111,000,000		103,000,000
Cash	1,000,000		1,000,000		1,000,000
Net Fixed Assets	1,000,000		1,000,000		1,000,000
Other Assets	2,000,000		3,000,000		3,000,000
TOTAL ASSETS	122,000,000		116,000,000		108,000,000
Revenues:
Consolidated Revenues	44,000,000		40,000,000		38,000,000
Net Income:
Consolidated Income Before Income Taxes	14,000,000		15,000,000		12,000,000
Assets:
Consolidated Assets	122,000,000		116,000,000		108,000,000
Division II | Operating Segments
Revenues:
Finance Charges	35,000,000		32,000,000		29,000,000
Insurance Income	7,000,000		7,000,000		7,000,000
OTHER REVENUE	1,000,000		1,000,000		1,000,000
Revenues	43,000,000		40,000,000		37,000,000
Expenses:
Interest Cost	4,000,000		3,000,000		3,000,000
Provision for Credit Losses	8,000,000		4,000,000		5,000,000
Depreciation	0		0		0
Other Expense	14,000,000		13,000,000		13,000,000
Expenses	26,000,000		20,000,000		21,000,000
INCOME BEFORE INCOME TAXES	17,000,000		20,000,000		16,000,000
Division Assets:
Net Receivables	126,000,000		118,000,000		106,000,000
Cash	1,000,000		1,000,000		1,000,000
Net Fixed Assets	1,000,000		1,000,000		1,000,000
Other Assets	5,000,000		5,000,000		5,000,000
TOTAL ASSETS	133,000,000		125,000,000		113,000,000
Revenues:
Consolidated Revenues	43,000,000		40,000,000		37,000,000
Net Income:
Consolidated Income Before Income Taxes	17,000,000		20,000,000		16,000,000
Assets:
Consolidated Assets	133,000,000		125,000,000		113,000,000
Division III | Operating Segments
Revenues:
Finance Charges	35,000,000		33,000,000		30,000,000
Insurance Income	9,000,000		8,000,000		8,000,000
OTHER REVENUE	1,000,000		1,000,000		1,000,000
Revenues	45,000,000		42,000,000		39,000,000
Expenses:
Interest Cost	4,000,000		3,000,000		3,000,000
Provision for Credit Losses	9,000,000		5,000,000		6,000,000
Depreciation	0		0		0
Other Expense	13,000,000		13,000,000		13,000,000
Expenses	26,000,000		21,000,000		22,000,000
INCOME BEFORE INCOME TAXES	19,000,000		21,000,000		17,000,000
Division Assets:
Net Receivables	123,000,000		120,000,000		111,000,000
Cash	1,000,000		1,000,000		1,000,000
Net Fixed Assets	1,000,000		1,000,000		1,000,000
Other Assets	4,000,000		5,000,000		4,000,000
TOTAL ASSETS	129,000,000		127,000,000		117,000,000
Revenues:
Consolidated Revenues	45,000,000		42,000,000		39,000,000
Net Income:
Consolidated Income Before Income Taxes	19,000,000		21,000,000		17,000,000
Assets:
Consolidated Assets	129,000,000		127,000,000		117,000,000
Division IV | Operating Segments
Revenues:
Finance Charges	43,000,000		38,000,000		34,000,000
Insurance Income	5,000,000		5,000,000		4,000,000
OTHER REVENUE	0		1,000,000		1,000,000
Revenues	48,000,000		44,000,000		39,000,000
Expenses:
Interest Cost	4,000,000		4,000,000		4,000,000
Provision for Credit Losses	12,000,000		6,000,000		7,000,000
Depreciation	1,000,000		1,000,000		1,000,000
Other Expense	16,000,000		14,000,000		14,000,000
Expenses	33,000,000		25,000,000		26,000,000
INCOME BEFORE INCOME TAXES	15,000,000		19,000,000		13,000,000
Division Assets:
Net Receivables	149,000,000		145,000,000		129,000,000
Cash	1,000,000		1,000,000		1,000,000
Net Fixed Assets	1,000,000		1,000,000		1,000,000
Other Assets	6,000,000		6,000,000		6,000,000
TOTAL ASSETS	157,000,000		153,000,000		137,000,000
Revenues:
Consolidated Revenues	48,000,000		44,000,000		39,000,000
Net Income:
Consolidated Income Before Income Taxes	15,000,000		19,000,000		13,000,000
Assets:
Consolidated Assets	157,000,000		153,000,000		137,000,000
Division V | Operating Segments
Revenues:
Finance Charges	29,000,000		25,000,000		22,000,000
Insurance Income	5,000,000		4,000,000		4,000,000
OTHER REVENUE	1,000,000		1,000,000		1,000,000
Revenues	35,000,000		30,000,000		27,000,000
Expenses:
Interest Cost	3,000,000		2,000,000		2,000,000
Provision for Credit Losses	9,000,000		5,000,000		4,000,000
Depreciation	0		1,000,000		1,000,000
Other Expense	12,000,000		11,000,000		10,000,000
Expenses	24,000,000		19,000,000		17,000,000
INCOME BEFORE INCOME TAXES	11,000,000		11,000,000		10,000,000
Division Assets:
Net Receivables	92,000,000		86,000,000		71,000,000
Cash	1,000,000		1,000,000		1,000,000
Net Fixed Assets	1,000,000		1,000,000		2,000,000
Other Assets	4,000,000		4,000,000		4,000,000
TOTAL ASSETS	98,000,000		92,000,000		78,000,000
Revenues:
Consolidated Revenues	35,000,000		30,000,000		27,000,000
Net Income:
Consolidated Income Before Income Taxes	11,000,000		11,000,000		10,000,000
Assets:
Consolidated Assets	98,000,000		92,000,000		78,000,000
Division VI | Operating Segments
Revenues:
Finance Charges	0
Insurance Income	0
OTHER REVENUE	0
Revenues	0
Expenses:
Interest Cost	0
Provision for Credit Losses	0
Depreciation	0
Other Expense	0
Expenses	0
INCOME BEFORE INCOME TAXES	0
Division Assets:
Net Receivables	0
Cash	0
Net Fixed Assets	0
Other Assets	0
TOTAL ASSETS	0
Revenues:
Consolidated Revenues	0
Net Income:
Consolidated Income Before Income Taxes	0
Assets:
Consolidated Assets	0
Division VII | Operating Segments
Revenues:
Finance Charges	29,000,000		25,000,000		22,000,000
Insurance Income	4,000,000		3,000,000		3,000,000
OTHER REVENUE	1,000,000		1,000,000		1,000,000
Revenues	34,000,000		29,000,000		26,000,000
Expenses:
Interest Cost	3,000,000		2,000,000		2,000,000
Provision for Credit Losses	10,000,000		5,000,000		6,000,000
Depreciation	0		0		1,000,000
Other Expense	12,000,000		11,000,000		10,000,000
Expenses	25,000,000		18,000,000		19,000,000
INCOME BEFORE INCOME TAXES	9,000,000		11,000,000		7,000,000
Division Assets:
Net Receivables	99,000,000		87,000,000		77,000,000
Cash	1,000,000		0		0
Net Fixed Assets	1,000,000		1,000,000		1,000,000
Other Assets	(1,000,000)		4,000,000		4,000,000
TOTAL ASSETS	100,000,000		92,000,000		82,000,000
Revenues:
Consolidated Revenues	34,000,000		29,000,000		26,000,000
Net Income:
Consolidated Income Before Income Taxes	9,000,000		11,000,000		7,000,000
Assets:
Consolidated Assets	100,000,000		92,000,000		82,000,000
Division VIII | Operating Segments
Revenues:
Finance Charges	27,000,000		20,000,000		17,000,000
Insurance Income	6,000,000		5,000,000		4,000,000
OTHER REVENUE	1,000,000		1,000,000		0
Revenues	34,000,000		26,000,000		21,000,000
Expenses:
Interest Cost	3,000,000		2,000,000		2,000,000
Provision for Credit Losses	9,000,000		5,000,000		5,000,000
Depreciation	1,000,000		0		0
Other Expense	14,000,000		13,000,000		11,000,000
Expenses	27,000,000		20,000,000		18,000,000
INCOME BEFORE INCOME TAXES	7,000,000		6,000,000		3,000,000
Division Assets:
Net Receivables	93,000,000		85,000,000		65,000,000
Cash	1,000,000		0		0
Net Fixed Assets	2,000,000		1,000,000		1,000,000
Other Assets	6,000,000		4,000,000		3,000,000
TOTAL ASSETS	102,000,000		90,000,000		69,000,000
Revenues:
Consolidated Revenues	34,000,000		26,000,000		21,000,000
Net Income:
Consolidated Income Before Income Taxes	7,000,000		6,000,000		3,000,000
Assets:
Consolidated Assets	102,000,000		90,000,000		69,000,000
Division IX | Operating Segments
Revenues:
Finance Charges	31,000,000		29,000,000		27,000,000
Insurance Income	6,000,000		6,000,000		5,000,000
OTHER REVENUE	1,000,000		1,000,000		1,000,000
Revenues	38,000,000		36,000,000		33,000,000
Expenses:
Interest Cost	3,000,000		3,000,000		3,000,000
Provision for Credit Losses	7,000,000		5,000,000		5,000,000
Depreciation	0		0		1,000,000
Other Expense	14,000,000		13,000,000		13,000,000
Expenses	24,000,000		21,000,000		22,000,000
INCOME BEFORE INCOME TAXES	14,000,000		15,000,000		11,000,000
Division Assets:
Net Receivables	111,000,000		104,000,000		97,000,000
Cash	1,000,000		0		0
Net Fixed Assets	1,000,000		1,000,000		1,000,000
Other Assets	5,000,000		5,000,000		5,000,000
TOTAL ASSETS	118,000,000		110,000,000		103,000,000
Revenues:
Consolidated Revenues	38,000,000		36,000,000		33,000,000
Net Income:
Consolidated Income Before Income Taxes	14,000,000		15,000,000		11,000,000
Assets:
Consolidated Assets	$ 118,000,000		$ 110,000,000		$ 103,000,000

[1]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue
[2]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue
[3]	ncludes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue